                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment [ ] Amendment Number: ___________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian J. Maizey
Title: Chief Financial Officer, ESL Investments, Inc., General Partner of
       RBS Partners, L.P.
Phone: (203) 861-4600

Signature, Place, and Date of Signing:


         /s/ Adrian J. Maizey           Greenwich, CT   February 17, 2009
-------------------------------------   -------------   -----------------
             (Signature)                (City, State)        (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:      $7,756,859
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ---------------------
1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

                      FORM 13F Information Table - Public

           Column 1:            Column 2:  Column 3:   Column 4:      Column 5:       Column 6   Column 7:        Column 8:
------------------------------- --------- ----------- ---------- ------------------- ----------  --------- ----------------------
                                                         Fair                                                  Voting Authority
                                                        Market    Shares or                                ----------------------
                                Title of     CUSIP       Value    Principal SH/ Put/ Investment   Other        (a)      (b)   (c)
        Name of Issuer            Class      Number   (x $1,000)   Amount   PRN Call Discretion  Managers     Sole    Shared None
------------------------------- --------- ----------- ---------- ---------- --- ---- ----------  --------- ---------- ------ ----
Acxiom Corp.                    COM       005125-10-9     26,714  3,293,989 SH           SOLE               3,293,989
AutoNation, Inc.                COM       05329W-10-2     59,238  5,995,748 SH         DEFINED           1  5,995,748
AutoNation, Inc.                COM       05329W-10-2    724,100 73,289,502 SH           SOLE              73,289,502
AutoZone Inc.                   COM       053332-10-2    829,474  5,947,328 SH         DEFINED           1  5,947,328
AutoZone Inc.                   COM       053332-10-2  2,429,981 17,422,969 SH           SOLE              17,422,969
CIT Group, Inc.                 COM       125581-10-8     69,947 15,406,937 SH           SOLE              15,406,937
Capital One Financial Corp.     COM       14040H-10-5    314,930  9,875,523 SH           SOLE               9,875,523
Citigroup Inc.                  COM       172967-10-1    128,052 19,083,800 SH           SOLE              19,083,800
Centex Corporation              COM       152312-10-4      6,470    608,100 SH           SOLE                 608,100
Federal National Mortgage
   Association                  COM       313586-10-9     26,286 34,586,789 SH           SOLE              34,586,789
Genworth Financial, Inc.        COM CL A  37247D-10-6     32,614 11,524,359 SH           SOLE              11,524,359
Home Depot, Inc.                COM       437076-10-2    453,846 19,715,300 SH           SOLE              19,715,300
The Hartford Financial Services
   Group, Inc.                  COM       416515-10-4     12,315    750,000 SH           SOLE                 750,000
HSN, Inc.                       COM       404303-10-9        154     21,187 SH           SOLE                  21,187
KB Home                         COM       48666K-10-9      4,876    358,000 SH           SOLE                 358,000
PHH Corporation                 COM NEW   693320-20-2     17,934  1,408,800 SH           SOLE               1,408,800
Sears Holdings Corp.            COM       812350-10-6     13,798    354,985 SH         DEFINED           1    354,985
Sears Holdings Corp             COM       812350-10-6  2,552,569 65,669,381 SH           SOLE              65,669,381
SLM Corporation                 COM       78442P-10-6     53,561  6,018,100 SH           SOLE               6,018,100
                                                      ----------
COLUMN TOTALS                             Grand Total  7,756,859
                                                      ----------